Other Receivables and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Apr. 30, 2026 USD ($)	Dec. 16, 2023 USD ($)	Dec. 16, 2023 CNY (¥)
Other Receivables And Other Current Assets [Line Items]
Prepaid expense
YanErYouXin [Member]
Other Receivables And Other Current Assets [Line Items]
Prepaid expense		$ 12,470	¥ 88,750